LOAN PAYABLE (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 16, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Loans payable		$ 65,667		$ 68,670
Interest expenses		$ 681	$ 257	$ 2,455	$ 0
Financing Arrangement [Member]
Debt Instrument [Line Items]
Loans payable	$ 78,491
Debt term	72 months
Debt interest rate	3.99%
Debt monthly payment	$ 1,228